Income taxes (Tables)	12 Months Ended
Mar. 31, 2023
Income Tax Expense
Income tax expense is comprised of the following:

	Fiscal year ended March 31,
	2021		2022		2023		2023

	(In millions)
Current tax expense	Rs.	122,087.4	Rs.	142,446.5	Rs.	156,782.9	US$	1,907.6
Deferred tax expense/ (benefit)		(8,267.3)		(9,887.3)		12,280.9		149.4
Interest on income tax refund		—		—		(2,946.4)		(35.9)

Income tax expense	Rs.	113,820.1	Rs.	132,559.2	Rs.	166,117.4	US$	2,021.1

Reconciliation of Income Taxes at Indian Statutory Income Tax Rate to Income Tax Expense as Reported
The following is a reconciliation of income taxes at the Indian statutory income tax rate, the income tax rate of the Bank’s country of domicile, to income tax expense as reported:

	Fiscal year ended March 31,
	2021		2022		2023		2023

	(In millions)

Income before income tax expense	Rs.	439,826.5	Rs.	519,162.2	Rs.	662,381.8	US$	8,058.9
Statutory income tax rate		25.17%		25.17%		25.17%		25.17%
Expected income tax expense		110,695.5		130,662.7		166,708.3		2,028.3
Adjustments to reconcile expected income tax to actual income tax expense
Interest on income tax refund		—		—		(2,204.9)		(26.8)
Nondeductible stock-based compensation		2,668.7		3,493.1		1,645.9		20.0
Income subject to rates other than the statutory income tax rate		—		(2,347.6)		(6.8)		(0.1)
Income exempt from i ncome taxes		(62.3)		—		—		—
Others, net		518.2		751.0		(25.1)		(0.3)

Income tax expense	Rs.	113,820.1	Rs.	132,559.2	Rs.	166,117.4	US$	2,021.1

Tax Effects of Significant Temporary Differences
The tax effects of significant temporary differences are as follows:

	As of March 31,
	2022		2023		2023

	(In millions)

Tax effect of:
Deductible temporary differences:
Allowance for credit losses	Rs.	79,821.5	Rs.	74,143.7	US$	902.1
Investments AFS debt securities		6,997.0		25,117.0		305.6
Lease liabilities		19,745.8		24,578.8		299.0
Employee benefits		728.1		709.9		8.6
Accrued expenses and other liabilities		3,772.1		3,939.2		47.9
Others		2,158.9		1,520.3		18.5

Deferred tax assets		113,223.4		130,008.9		1,581.7

Taxable temporary differences:
Right-of-use assets		19,745.8		24,578.8		299.0
Loans		5,024.1		7,070.1		86.0
Investments, others		3,097.2		8,304.6		101.0
Deferred tax liabilities		27,867.1		39,953.5		486.0

Net deferred tax asset/ (liability)	Rs.	85,356.3	Rs.	90,055.4	US$	1,095.7

Reconciliation of Beginning and Ending Balance of Unrecognized Tax Benefits
A reconciliation of the beginning and ending balance of unrecognized tax benefits is as follows:

	Fiscal year ended March 31,
	2022		2023		2023

	(In millions)
Opening balance	Rs.	43,048.0	Rs.	46,774.3	US$	569.1
Settlements related to prior year tax positions		(1,985.0)		—		—
Increase related to current year tax positions	Rs.	5,711.3	Rs.	2,017.8	US$	24.6

Closing balance	Rs.	46,774.3	Rs.	48,792.1	US$	593.7